Financial Risk Management - Summary of Group Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Instruments [Line Items]
Net balances	$ 203,241	$ 129,612
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	(20,324)	(12,961)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	20,324	12,961
United States Dollar
Disclosure of Financial Instruments [Line Items]
Net balances	$ 47,162
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (4,716)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	4,716
Brazilian Real/Reais
Disclosure of Financial Instruments [Line Items]
Net balances	$ 27,841	$ 39,017
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2,784)	$ (3,902)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2,784	3,902
Indian Rupee
Disclosure of Financial Instruments [Line Items]
Net balances	$ 16,530
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,653)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,653
Egyptian Pounds
Disclosure of Financial Instruments [Line Items]
Net balances	$ 16,243	$ 562
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,624)	$ (56)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,624	56
Argentine Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 12,863	$ 22,206
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,286)	$ (2,221)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,286	2,221
Chilean Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 12,457	$ 23,195
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,246)	$ (2,320)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,246	2,320
Nigerian Nairas
Disclosure of Financial Instruments [Line Items]
Net balances	$ 12,403	$ 2,295
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,240)	$ (230)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,240	230
Moroccan Dirhams
Disclosure of Financial Instruments [Line Items]
Net balances	$ 11,136	$ 9
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,114)	$ (1)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,114	1
Euros
Disclosure of Financial Instruments [Line Items]
Net balances	$ 8,033	$ 3,563
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (803)	$ (356)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	803	356
South African Rand
Disclosure of Financial Instruments [Line Items]
Net balances	$ 5,494	$ 7,515
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (549)	$ (752)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	549	752
Peruvian Nuevo Sol
Disclosure of Financial Instruments [Line Items]
Net balances	$ 4,363	$ 4,021
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (436)	$ (402)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	436	402
Uruguayan Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 4,017	$ 3,323
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (402)	$ (332)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	402	332
Colombian Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 3,763	$ 4,010
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (376)	$ (401)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	376	401
Mexican Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 3,701	$ 15,048
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (370)	$ (1,503)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	370	1,503
Saudi Riyal
Disclosure of Financial Instruments [Line Items]
Net balances	$ 2,318
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (232)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	232
Vietnamese Dong
Disclosure of Financial Instruments [Line Items]
Net balances	$ 2,032
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (203)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	203
Philippine Peso
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1,992
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (199)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	199
Panamanian Balboa
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1,734
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (173)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	173
Malaysian Ringgit
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1,666
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (167)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	167
Pakistanee Rupees
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1,439	$ 113
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (144)	$ (11)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	144	11
Indonesian Rupiah
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1,143	$ 4,370
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (114)	$ (437)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	114	437
Costa Rican Colon
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1,131
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (113)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	113
Chinese Yuan Renminbi
Disclosure of Financial Instruments [Line Items]
Net balances	$ 948
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (95)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	95
Egytptian Pound
Disclosure of Financial Instruments [Line Items]
Net balances	$ 827
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (83)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	83
Kenyan Shilling
Disclosure of Financial Instruments [Line Items]
Net balances	$ 700
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (70)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	70
Paraguayan Guaranis
Disclosure of Financial Instruments [Line Items]
Net balances	$ 676	$ 200
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (68)	$ (20)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	68	20
Bolivian Boliviano
Disclosure of Financial Instruments [Line Items]
Net balances	$ 273
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (27)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	27
Guatemalan Quetzal
Disclosure of Financial Instruments [Line Items]
Net balances	$ 259
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (26)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	26
Thai Baht
Disclosure of Financial Instruments [Line Items]
Net balances	$ 95
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (10)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	10
Honduran Lempira
Disclosure of Financial Instruments [Line Items]
Net balances	$ 60
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (6)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	6
Ghanaian Cedi
Disclosure of Financial Instruments [Line Items]
Net balances	$ 48
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (5)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	5
Ugandan Shilling
Disclosure of Financial Instruments [Line Items]
Net balances	$ 39
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (4)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	4
Algerian Dinar
Disclosure of Financial Instruments [Line Items]
Net balances	$ 24
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2
Nicaraguan Cordoba
Disclosure of Financial Instruments [Line Items]
Net balances	$ 18
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2
Turkish Lira
Disclosure of Financial Instruments [Line Items]
Net balances	$ 17
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2
West African CFA Franc
Disclosure of Financial Instruments [Line Items]
Net balances	$ 7
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1
Sterling Pound
Disclosure of Financial Instruments [Line Items]
Net balances	$ 3
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (0)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	0
Jordanian Dinar
Disclosure of Financial Instruments [Line Items]
Net balances	$ 1
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (0)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 0
Czech Koruna
Disclosure of Financial Instruments [Line Items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Mexican Peso
Disclosure of Financial Instruments [Line Items]
Net balances	$ (8)
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 1
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	(1)
Bangladeshi Takas
Disclosure of Financial Instruments [Line Items]
Net balances	$ (39)	$ 38
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 4	$ (4)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	(4)	4
Israeli New Shekel
Disclosure of Financial Instruments [Line Items]
Net balances	$ (168)
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 17
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ (17)
Dominican Pesos
Disclosure of Financial Instruments [Line Items]
Net balances		$ 127
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (13)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		$ 13